Document and Entity Information - USD ($)	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Document and Entity Information
Entity Registrant Name	AS-IP TECH INC
Document Type	10-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Entity Central Index Key	0001067873
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	90,994,704
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Public Float		$ 1,165,480
Trading Symbol	asiq